Consolidated Statements of Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Comprehensive Income (Loss)
Net income	$ 13,431,855	$ 13,739,940
Other comprehensive income (loss), net of tax:
Unrealized holding gain (loss) on securities AFS arising during the period	6,031,923	(24,684,615)
Reclassification adjustment for gain realized in income	(36,707)	0
Unrealized gain (loss) during the period	5,995,216	(24,684,615)
Tax effect	(1,258,994)	5,183,769
Other comprehensive income (loss), net of tax	4,736,222	(19,500,846)
Total comprehensive income (loss)	$ 18,168,077	$ (5,760,906)